INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of current and deferred components of income tax expenses (benefits)
	Year ended December 31,
	2010	2011	2012

Current tax	$(193,330)	$162,845	$125,733
Deferred tax	(18,008,959)	(956,260)	(7,673,154)
	$(18,202,289)	$(793,415)	$(7,547,421)

Schedule of principal components of the Group's deferred income tax assets and liabilities

	December 31,
	2011	2012

Deferred tax assets:
Net operating loss carrying forward	$7,002,554	$18,682,444
Total deferred tax assets	7,002,554	18,682,444
Valuation allowance on deferred tax assets	(4,284,387)	(18,238,463)
Net deferred tax assets (non-current)	$2,718,167	$443,981

Deferred tax liabilities:
Intangible assets (non-current)	$9,808,291	$—

Schedule of movement of valuation allowance

	Year ended December 31,
	2010	2011	2012

At the beginning of the year	$2,112,994	$13,210,882	$4,284,387
Arising from DMG Acquisition	10,364,217	—	—
Tax loss expired	—	(9,030,073)	(500,181)
Liquidation of a subsidiary	—	(66,176)	(263,329)
Exchange realignment	613,465	225,275	17,069
Change in tax rate	(1,285,778)	9,329	(225,318)
Change for the year	1,405,984	(64,850)	14,925,835
At the end of the year	$13,210,882	$4,284,387	$18,238,463

Schedule of reconciliation of the income tax expenses (benefits) to the amount computed by applying the current tax rate to income (loss) before income taxes in the statements of operations

	Year ended December 31,
	2010	2011	2012

Expected taxation at PRC EIT statutory rate of 25%	$(42,364,813)	$(3,352,917)	$(63,518,834)
Effect of different tax rates	(4,698,082)	251,879	1,749,282
Effect of loss that cannot be carried forward	1,785,662	1,419,225	2,447,707
Tax expense arising from items which are not deductible or not taxable for tax purpose:
- non-deductible entertainment expenses	1,269,481	592,257	1,027,013
- goodwill impairment	24,131,706	—	29,467,644
- others, net	528,275	792,187	1,070,292
Effect of tax exemption and tax concessions	(67,172)	(175,571)	5,283,567
(Overprovision) underprovision in prior years	(193,330)	(255,625)	73
Change in valuation allowance	1,405,984	(64,850)	14,925,835
Total income tax benefit	$(18,202,289)	$(793,415)	$(7,547,421)